FRANKLIN TEMPLETON

One Franklin Parkway

San Mateo, CA 99403-1906

May 5, 2026

Filed Via EDGAR (CIK #0000837274)

Securities and Exchange Commission

100 F Street, N.E

Washington, D.C. 20549

RE: Franklin Templeton Variable Insurance Products Trust

File Nos. 033-23493 and 811-05583

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 120 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 17, 2026.

Please direct any inquiries regarding this filing to the undersigned at (650) 312-3492 or the address shown above.

Sincerely,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

/s/ Navid J. Tofigh

Navid J. Tofigh

Vice President and Secretary

NJT/sk